Provisions for legal proceedings, judicial deposits and contingent liabilities	6 Months Ended
Jun. 30, 2026
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Provisions for legal proceedings, judicial deposits and contingent liabilities

15.	Provisions for legal proceedings, judicial deposits and contingent liabilities
15.1.	Provisions for legal proceedings

The Company recognizes provisions for legal, administrative and arbitral proceedings, based on the best estimate of the costs, for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

•	Tax claims including: (i) VAT tax collection on bunker oil involving several states; (ii) claims for alleged non-payment of social security contributions on allowances and bonuses; and (iii) claims relating to benefits previously taken for Brazilian federal tax credits applied that were subsequently alleged to be disallowable, including disallowance of PIS and COFINS tax credits.
•	Labor claims, in particular: (i) several individual and collective labor claims; and (ii) legal actions from outsourced employees.
•	Civil claims, in particular: (i) lawsuits related to contracts; (ii) legal and administrative proceedings involving fines applied by the ANP - Brazilian Agency of Petroleum, Natural Gas and Biofuels (Agência Nacional de Petróleo, Gás Natural e Biocombustíveis), mainly relating to production measurement systems, as well as administrative and judicial proceedings that discuss the difference between special participation and royalties in several oil fields; (iii) lawsuits that discuss matters related to pension plans managed by Petros; and (iv) lawsuits that discuss compensation related to expropriation and right-of-way easements.
•	Environmental claims, specially: (i) fines relating to an environmental accident in the State of Paraná in 2000; (ii) fines relating to the Company’s offshore operation; and (iii) public civil action for oil spill in 2004 in Serra do Mar State Park.

Provisions for legal proceedings are set out as follows:

Non-current liabilities	06.30.2026	12.31.2025
Labor claims	842	691
Tax claims	658	737
Civil claims	1,697	1,601
Environmental claims	232	221
Total	3,429	3,250

	Jan-Jun/2026	Jan-Jun/2025
Opening Balance	3,250	2,833
Additions, net of reversals	238	137
Use of provision	(502)	(634)
Revaluation of existing proceedings and interest charges	240	199
Others	−	(8)
Translation adjustment	203	363
Closing Balance	3,429	2,890

In preparing its unaudited condensed consolidated interim financial statements for the six-month period ended June 30, 2026, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

15.2.	Judicial deposits

The Company makes deposits in judicial phases, mainly to suspend the chargeability of the tax debt and to maintain its tax compliance. Judicial deposits are set out in the table below according to the nature of the corresponding lawsuits:

Non-current assets	06.30.2026	12.31.2025
Tax	11,493	10,172
Labor	880	839
Civil	4,106	3,702
Environmental and others	101	101
Total	16,580	14,814

	Jan-Jun/2026	Jan-Jun/2025
Opening Balance	14,814	11,748
Additions	190	438
Use	(65)	(71)
Accruals and charges	716	552
Translation adjustment	925	1,632
Closing Balance	16,580	14,299

The Company maintains a Negotiated Legal Proceeding (NJP) agreement with the Brazilian National Treasury Attorney General's Office (PGFN), aiming to postpone judicial deposits related to federal tax lawsuits with values exceeding US$ 39 (R$ 200 million), which allows judicial discussion without the immediate disbursement.

To achieve this, the Company makes production capacity available as a guarantee from the Tupi, Sapinhoá, and Roncador fields. As the judicial deposits are made, the mentioned capacity is released for other processes that may be included in the NJP.

The Company’s management understands that the mentioned NJP provides greater cash predictability and ensures the maintenance of federal tax regularity. As of June 30,2026, the balance of production capacity held in guarantee in the NJP is US$ 1,533 (US$ 1,417 as of December 31, 2025).

15.3.	Contingent liabilities

The estimates of contingent liabilities are indexed to inflation and updated by applicable interest rates. As of June 30, 2026, estimated contingent liabilities for which the possibility of loss is classified as possible are set out in the following table:

Nature	06.30.2026	12.31.2025
Tax	29,636	25,585
Labor	1,950	1,844
Civil	14,249	12,748
Environmental and others	1,648	1,394
Total	47,483	41,571

The main contingent liabilities are:

•	Tax matters comprising: (i) collection of ICMS involving several states; (ii) disapproval of PIS and COFINS tax compensation due to credit disallowance; (iii) income from foreign subsidiaries and associates not included in the computation of taxable income (IRPJ and CSLL); (iv) incidence of social security contributions on the payment of bonuses; (v) collection of PIS and COFINS, resulting from the payment of taxes negotiated with the Brazilian Federal Government, excluding the payment of fines; and (vi) withholding income tax (IRRF) on remittances for payments of vessel charters.
•	Labor matters, comprising several labor claims;
•	Civil matters comprising mainly: (i) administrative and legal proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several oil fields, including unitization of deposits and reservoirs; (ii) lawsuits related to contracts; (iii) claims that discuss topics related to pension plans managed by Petros; (iv) fines from regulatory agencies, mainly ANP; and (v) judicial and arbitration proceedings that discuss disposal of assets carried out by Petrobras; and
•	Environmental matters comprising mainly: (i) fines related to the Company operations; (ii) fishermen's indemnities; and (iii) indemnities for environmental damages.
15.4.	Collective action and related proceedings

15.4.1.   Collective action in the Netherlands

On January 23, 2017, Stichting Petrobras Compensation Foundation ("Foundation") filed a class action in the Netherlands, at the District Court of Rotterdam, against Petróleo Brasileiro S.A. – Petrobras, Petrobras International Braspetro B.V. (PIB BV), Petrobras Global Finance B.V. (PGF), Petrobras Oil & Gas B.V. (PO&G) and some former Petrobras managers. The Foundation alleges that it represents the interests of an unidentified group of investors and asserts that, based on the facts revealed by the Lava-Jato Operation, the defendants acted illegally before the investors.

On May 26, 2021, the District Court of Rotterdam decided that the class action should proceed and that the arbitration clause of Petrobras' bylaws does not prevent the Company's shareholders from having access to the Dutch Judiciary and have their interests represented by the “Foundation”. However, the interests of investors who have already started arbitration against Petrobras or who are parties to legal proceedings in which the applicability of the arbitration clause has been definitively recognized are excluded from the scope of the action.

On October 30, 2024, after the parties' comments on the technical evidence, the District Court of Rotterdam issued a ruling, in which it broadly accepted Petrobras' arguments regarding the requests presented in favor of the Company's shareholders and considered that: i) in accordance with Brazilian legislation, all damages alleged by the Foundation qualify as indirect and are not subject to compensation; and ii) according to Argentine law, shareholders cannot, in principle, request compensation from the Company for damages alleged by the Foundation, and the Foundation has not demonstrated that it represents a sufficient number of investors who could, in theory, present such a request.

Therefore, the District Court of Rotterdam rejected the Foundation's allegations in accordance with Brazilian and Argentine law, which resulted in the rejection of all requests made in favor of shareholders. With respect to certain bondholders, the Court considered that Petrobras and PGF acted illegally under Luxembourg law, while PGF acted illegally under Dutch law.

Furthermore, the District Court of Rotterdam confirmed the following issues of the decision released to the market on July 26, 2023: (i) rejection of the allegations against PIBBV, POG BV and the former CEOs of Petrobras from July 2005 to February 2015; and (ii) prescription of requests formulated in accordance with Spanish legislation.

Petrobras, the Foundation and PGF have appealed against the ruling and previous interim decisions.

On June 30, 2026, the Court of Appeal of The Hague dismissed the appeal filed by the Foundation specifically regarding PIBBV and PGF. This decision does not affect the appeals filed by PGF and Petrobras, nor the Foundation’s remaining appeal against Petrobras, all of which remain pending judgment.

In relation to bondholders, the Foundation cannot claim compensation under the class action, which will depend not only on a final result favorable to the interests of the investors in the class action, but also on the filing of subsequent actions by or on behalf of the investors by the Foundation itself, an opportunity in which Petrobras and PGF will be able to offer all the defenses already presented in the class action and others that it deems appropriate, including in relation to the occurrence and quantification of any damages that must be proven by the potential beneficiaries of the decision or by the Foundation. Any compensation for the alleged damages will only be determined by court decisions in subsequent actions.

This class action involves complex issues and the outcome is subject to substantial uncertainties, which depend on factors such as: the scope of the arbitration clause of the Petrobras Bylaws, the jurisdiction of the Dutch court, the scope of the agreement that ended the Class Action in the United States, the Foundation's legitimacy to represent the interests of investors, the several laws applicable to the case, the information obtained from the production phase of evidence, the expert analyses, the timetable to be defined by the Hague Court of Appeal and the judicial decisions on key issues of the process, possible appeals, including before the Dutch Supreme Court, as well as the fact that the Foundation seeks only a declaratory decision in this class action.

The Company, based on the assessments of its advisors, considers that there are not enough indicative elements to qualify the universe of potential beneficiaries of a possible final decision unfavorable to Petrobras' interests, nor to quantify the supposedly compensable damages.

Thus, it is currently not possible to predict whether the Company will be liable for the effective payment of damages in any future individual claims, as this analysis will depend on the outcome of these complex procedures. In addition, it is not possible to know which investors will be able to bring subsequent individual actions related to this matter against Petrobras.

Furthermore, the claims formulated are broad, cover a multi-year period and involve a wide variety of activities and, in the current scenario, the impacts of such claims are highly uncertain. The uncertainties inherent in all of these issues affect the duration of final resolution of this action. As a result, Petrobras is unable to estimate an eventual loss resulting from this action. However, Petrobras continues to reject the Foundation's allegations, in relation to which it was considered a victim by all Brazilian authorities, including the Supreme Federal Court.

Petrobras and its subsidiaries reject the allegations made by the Foundation and will continue to defend themselves.

15.4.2.   Arbitration and other legal proceedings in Argentina

In relation to the arbitration in Argentina, the Argentine Supreme Court denied the appeal, but the Consumidores Damnificados Asociación Civil para su Defensa (formerly Consumidores Financieros Asociación Civil, "Association") filed a new appeal to the Argentine Supreme Court, which was also denied, thus the arbitration was sent to the Arbitration Court. This arbitration discusses Petrobras' liability for an alleged loss of market value of Petrobras' shares in Argentina, as a result of the so-called Lava Jato Operation. The Company does not have elements that allow it to provide a reliable estimate of the potential loss in this arbitration.

In parallel to such arbitration, the Association also initiated a collective action before the Civil and Commercial Court of Buenos Aires, in Argentina, with Petrobras appearing spontaneously on April 10, 2023, within the scope of which it alleges Petrobras' responsibility for an alleged loss of the market value of Petrobras' securities in Argentina, as a result of allegations made within the scope of Lava Jato Operation and their impact on the Company's financial statements prior to 2015. Petrobras presented its defense on August 30, 2023. Petrobras denies the allegations presented by the Association and will defend itself against the accusations made by the author of the class action. The Company does not have elements that allow it to provide a reliable estimate of the potential loss in this arbitration.

Regarding criminal proceeding in Argentina related to an alleged fraudulent offer of securities, aggravated by the fact that Petrobras allegedly declared false data in its financial statements prior to 2015, on September 3, 2025, the lower court recognized the statute of limitations on the criminal action and ordered its dismissal. The judgment dismissing the criminal action followed the Court of Appeals' decision on April 3, 2025, which overturned the previous decision to prosecute Petrobras and the previously ordered injunction. On March 2, 2026, the second instance of the Argentine Court rejected the Association's appeal against the dismissal of the criminal case and, on April 23, 2026, ruled that the appeal for cassation filed by the Association was inadmissible, which then filed a new appeal to the higher court.

15.4.3.   Arbitrations proposed by non-controlling shareholders in Brazil

There were no relevant changes in the six-month period ended June 30, 2026.

For more information, see note 20.5 to the financial statements for the year ended December 31, 2025.